UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-6490

Dreyfus Premier Investment Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/09

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-	Dreyfus Enhanced Income Fund
-	Dreyfus Global Real Estate Securities Fund
-	Dreyfus Large Cap Equity Fund
-	Dreyfus Large Cap Growth Fund
-	Dreyfus Large Cap Value Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
4	Understanding Your Fund’s Expenses
4	Comparing Your Fund’s Expenses With Those of Other Funds
5	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Enhanced Income Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present this last semiannual report for Dreyfus Enhanced Income Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in the year, higher-yielding segments of the bond market staged an impressive rally, while U.S.Treasury securities gave back some of their 2008 gains. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the corporate bond market’s 2009 rebound. Indeed, the market’s advance was fueled more by investors’ renewed appetites for risk than improving business fundamen-tals.We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation

2

July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Laurie Carroll and Theodore Bair, Jr., Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Enhanced Income Fund’s Institutional Class shares achieved a total return of –3.28% and the fund’s Investor shares achieved a total return of –2.80%.1 In comparison, the Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index, the fund’s benchmark, achieved a total return of 0.73%.2

During the reporting report, the U.S. bond market remained volatile due to the lingering effects of the global financial crisis and recession. However, continued declines among higher-yielding bonds early in the reporting period were offset by a springtime rally as investors grew more comfortable with credit risk. As a result, the fund produced returns that were lower than its benchmark.

Lastly, on August 12, 2009, the fund was liquidated and subsequently ceased operations.

August 13, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and, for the fund’s Investor shares for periods prior to September 12, 2008, do not take into consideration the maximum initial sales charge imposed on the predecessor fund’s Class A shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through the fund’s liquidation. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that measures current interest rates on 3-month constant maturity dollar- denominated deposits.The index does not reflect fees and expenses to which the fund is subject.

The Fund 3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Enhanced Income Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Institutional	Investor
Expenses paid per $1,000†	$ 1.80	$ 3.18
Ending value (after expenses)	$967.20	$972.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Institutional	Investor
Expenses paid per $1,000†	$ 1.86	$ 3.26
Ending value (after expenses)	$1,022.96	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .37% for Institutional Shares and ..65% for Investor shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—3.0%	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Agencies
Federal National Mortgage
Association, Notes
(cost $149,756)	2.00	1/9/12	150,000 [a]	151,590

Short-Term Investments—90.4%
Commerical Paper—1.9%
San Paolo IMI US Financial
0.53%, 7/20/09			100,000	99,972
U.S. Government Agencies—88.5%
Federal Home Loan Banks, Discount
Notes, 0.16%, 7/8/09			2,300,000	2,299,926
Federal Home Loan Banks, Discount
Notes, 0.73%, 4/19/10			1,500,000	1,491,118
Federal National Mortgage
Association, Discount Notes, 1.25%, 7/1/09			450,000 [a]	450,000
Federal Natonal Mortgage
Association, Discount Notes, 1.15%, 12/1/09			280,000 [a]	278,632
				4,519,676
Total Short-Term Investments
(cost $4,619,648)				4,619,648

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments—6.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $330,000)	330,000 [b]	330,000

Total Investments (cost $5,099,404)	99.9%	5,101,238
Cash and Receivables (Net)	.1%	7,167
Net Assets	100.0%	5,108,405

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/		U.S. Government & Agencies	3.0
Money Market Investments	96.9		99.9
† Based on net assets.
See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	4,769,404	4,771,238
Affiliated issuers	330,000	330,000
Cash		20,231
Dividends and Interest receivable		1,441
Prepaid expenses		17,791
Due from The Dreyfus Corporation and affiliates—Note 3(b)		5,509
		5,146,210
Liabilities ($):
Payable for shares of Common Stock redeemed		6
Accrued expenses		37,799
		37,805
Net Assets ($)		5,108,405
Composition of Net Assets ($):
Paid-in capital		14,870,014
Accumulated distributions in excess of
investment income—net		(406)
Accumulated net realized gain (loss) on investments		(9,763,037)
Accumulated gross unrealized appreciation on investments		1,834
Net Assets ($)		5,108,405

Net Asset Value Per Share
	Institutional Shares	Investor Shares
Net Assets ($)	5,082,856	25,549
Shares Outstanding	3,152,800	15,789
Net Asset Value Per Share ($)	1.61	1.62

See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	36,091
Cash dividends;
Affiliated issuers	739
Total Income	36,830
Expenses:
Management fee—Note 3(a)	5,828
Auditing fees	21,272
Registration fees	7,800
Prospectus and shareholders’ reports	5,170
Directors’ fees and expenses—Note 3(c)	815
Loan commitment fees—Note 2	57
Shareholder servicing costs—Note 3(b)	32
Miscellaneous	5,032
Total Expenses	46,006
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(33,146)
Less—reduction in fees due to earnings credits—Note 1(b)	(61)
Net Expenses	12,799
Investment Income—Net	24,031
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,494,998)
Net unrealized appreciation (depreciation) on investments	1,281,098
Net Realized and Unrealized Gain (Loss) on Investments	(213,900)
Net (Decrease) in Net Assets Resulting from Operations	(189,869)

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008[a,b]
Operations ($):
Investment income—net	24,031	785,375
Net realized gain (loss) on investments	(1,494,998)	(2,434,358)
Net unrealized appreciation
(depreciation) on investments	1,281,098	(479,951)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(189,869)	(2,128,934)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(24,385)	(804,662)
Investor Shares	(52)	(43,561)
Total Dividends	(24,437)	(848,223)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Institutional Shares	172,590	14,845,975
Investor Shares	—	34,806
Dividends reinvested:
Institutional Shares	15,401	516,643
Investor Shares	33	37,400
Cost of shares redeemed:
Institutional Shares	(3,587,345)	(40,946,772)
Investor Shares	(1,450)	(1,739,439)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(3,400,771)	(27,251,387)
Total Increase (Decrease) in Net Assets	(3,615,077)	(30,228,544)
Net Assets ($):
Beginning of Period	8,723,482	38,952,026
End of Period	5,108,405	8,723,482
Accumulated distributions in
excess of investment income—net	(406)	—

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008[a,b]
Capital Share Transactions:
Institutional Shares
Shares sold	104,484	8,200,191
Shares issued for dividends reinvested	33,955	288,194
Shares redeemed	(2,199,084)	(22,756,542)
Net Increase (Decrease) in Shares Outstanding	(2,060,645)	(14,268,157)
Investor Shares
Shares sold	—	21,497
Shares issued for dividends reinvested	865	20,637
Shares redeemed	(843)	(1,001,452)
Net Increase (Decrease) in Shares Outstanding	22	(959,318)

a	The fund commenced offering two classes of shares on the close of business September 12, 2008.The existing shares were redesignated.
b	Represents information for the funds’s predecessor, BNY Hamilton Enhanced Income Fund through September 12, 2008.

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Institutional and Investor shares represents the financial highlights of the Institutional and Class A shares, respectively, of the fund’s predecessor, BNY Hamilton Enhanced Income Fund (“Enhanced Income Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Institutional and Investor shares thereafter. Before the fund commenced operations, all of the assets of the Enhanced Income Fund were transferred to the fund in exchange for Institutional and Investor shares of the fund in a tax-free reorganization. Total return shows how much an investment in the fund would have increased (or decreased), assuming all dividends and distributions were reinvested.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Institutional Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.67	1.90	1.98	1.98	1.98	2.00
Investment Operations:
Investment income—net[a]	.01	.07	.10	.09	.05	.03
Net realized and unrealized
gain (loss) on investments	(.06)	(.23)	(.08)	—	.01	(.02)
Total from Investment Operations	(.05)	(.16)	.02	.09	.06	.01
Distributions:
Dividends from
investment income—net	(.01)	(.07)	(.10)	(.09)	(.06)	(.03)
Net asset value, end of period	1.61	1.67	1.90	1.98	1.98	1.98
Total Return (%)	(3.28)[b]	(8.69)	1.09	4.77	2.88	.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34[c]	.80	.33	.34	.29	.27
Ratio of net expenses
to average net assets	.37[c]	.33	.25	.25	.25	.25
Ratio of net investment income
to average net assets	.70[c]	3.63	5.24	4.67	2.90	1.51
Portfolio Turnover Rate	34.04[b]	72	104	126	51	105
Net Assets, end of period
($ x 1,000)	5,083	8,697	37,092	65,511	87,151	324,670

† Represents information for Institutional Shares of the fund’s predecessor, Enhanced Income Fund through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Investor Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.67	1.91	1.98	1.98	1.99	2.00
Investment Operations:
Investment income—net[a]	.00[b]	.06	.10	.09	.05	.03
Net realized and unrealized
gain (loss) on investments	(.05)	(.24)	(.07)	—	(.01)	(.01)
Total from Investment Operations	(.05)	(.18)	.03	.09	.04	.02
Distributions:
Dividends from
investment income—net	—	(.06)	(.10)	(.09)	(.05)	(.03)
Net asset value, end of period	1.62	1.67	1.91	1.98	1.98	1.99
Total Return (%)[c]	(2.80)[d]	(9.49)	1.36	4.50	2.10	1.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16[e]	.62	.58	.59	.54	.52
Ratio of net expenses
to average net assets	.65[e]	.59	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.36[e]	3.32	4.97	4.43	2.92	1.30
Portfolio Turnover Rate	34.04[d]	72	104	126	51	105
Net Assets,
end of period ($ x 1,000)	26	26	1,860	2,860	2,473	7,966

† Represents information for Class A Shares of the fund’s predecessor, Enhanced Income Fund through September 12, 2008.
a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Enhanced Income Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is high current income with preservation of capital and maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of BNY Hamilton Enhanced Income Fund (“Enhanced Income Fund”), a series of BNY Hamilton Funds, were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of Institutional shares and Class A of Hamilton Enhanced Income Fund received Institutional shares and Investor shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Enhanced Income Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business September 12, 2008, after the reorganization was $1.74 for Institutional shares and $1.75 for Investor shares, and a total of 7,358,435 Institutional shares and 787,846 Investor shares, representing net assets of $14,198,125 (including $787,393 net unrealized depreciation on investments) were issued to shareholders of Hamilton Enhanced Income Fund shareholders in the exchange. The exchange was a tax-free event to shareholders. Enhanced Income Fund is the Accounting Survivor and its historical performance is presented for periods through September 12, 2008.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge.The fund is authorized to issue 50 million shares of $.001 Common Stock in each of the following classes of shares:Institutional and Investor.Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 5,714 Investor shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations: expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in

14

the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available,that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Paper	—	99,972	—	99,972
U.S. Government
Agencies/
Mortgage-Backed	—	4,671,266	—	4,671,266
Mutual Funds	330,000	—	—	330,000
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

16

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Concentration of risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $8,267,615 available for federal income tax purposes to be applied against future net securities profits, if any, subsequent to December 31, 2008. If not applied $205,618 of the carryover expires in fiscal 2011, $1,689,718 expires in fiscal 2012, $2,085,448 expires in fiscal 2013, $482,656 expires in fiscal 2014, $45,761 expires in fiscal 2015 and $ 3,758,414 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $848,223.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at

18

the time of the borrowing. During the period ended June 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at an annual rate of .17% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, through September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of the Institutional shares, excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses and shareholder services fees, do not exceed .37%.

Dreyfus has agreed from January 1, 2009 through August 31, 2009, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of the Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses and shareholder services fees and do not exceed .65%.

The expense reimbursement, pursuant to the undertakings, amounted to $33,146 during the period ended June 30, 2009.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Investor shares were charged $32, pursuant to the Shareholder Services Plan.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $61 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $8,515, which is offset by management fees $734, shareholder services plan fees $5, custodian fees $434, chief compliance officer fees $1,670 and transfer agency per account fees $163.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended June 30,2009,amounted to $499,935 and $4,738,301,respectively.

20

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

On June 8, 2009, the Board of Directors of the Company approved the liquidation of the fund, effective August 12, 2009. Accordingly, effective July 9, 2009, no new or subsequent investments in the fund will be permitted, except that investments may continue to be made by participants in group employer retirement plans, if the fund was established as an investment option under the plans before July 9, 2009.

The Fund 21

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Global Real Estate
Securities Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe global recession and banking crisis that dominated the financial markets at the start of 2009 appear to have eased as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow.After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major international stock market indices to post gains for the six-month reporting period.While the global economy remains weak overall, we have seen encouraging evidence of potential recovery that could take firmer hold later this year, including signs of healing in the battered financial and manufacturing sectors. Meanwhile, inflation in most developed markets has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the international stock markets’ 2009 rebound. Indeed, the markets’ advance was led mainly by the emerging markets as investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the markets lower. In uncertain markets such as these, even the most seasoned investors can benefit from professional counsel.To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Peter Zabierek and Dean Frankel, Portfolio Managers, Urdang Securities Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 5.52%, Class C shares returned 5.27% and Class I shares returned 5.88%.1 In comparison, the FTSE EPRA/NAREIT Global Real Estate Securities Index, the fund’s benchmark, achieved a total return of 5.88% for the same period.2

Heightened risk aversion among global investors early in the reporting period gave way to optimism in the spring, fueling a sustained market rebound. The fund’s results were roughly in line with its benchmark Index, as the fund’s conservative positioning caused it to hold up better than market averages early in the reporting period but lag during the subsequent rally.

The Fund’s Investment Approach

The fund seeks capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. The fund normally invests at least 40% of its assets in companies located outside the United States, and invests in at least 10 different countries.The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective and combines “bottom-up” research with a Relative Value Model that includes direct contact with the companies in the fund’s investable universe.

Real Estate Stocks Staged a Swift Rebound

2009 opened in the midst of a deep and prolonged global recession stemming from rising unemployment, plummeting housing values and depressed consumer sentiment.The economic downturn was intensified

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

by a financial crisis that nearly led to the collapse of the global banking system. The real estate industry was especially damaged as property values plunged and access to capital was nearly frozen.

However, by early March, equity markets staged a quick about-face as investors responded to stabilizing credit markets and beaten-down stock prices.The fear of bankruptcies in the real estate segment also moderated as credit markets recovered and leaner, less leveraged companies regained prudent access to capital.

A Conservative Bias Aided the Fund in the Downturn

The fund’s conservative positioning in the first quarter of 2009 supported its relative performance as anxious investors fled to traditionally defensive stocks.However,this cautious approach limited the fund’s participation in the market rally, when riskier assets came into favor.

An underweighted allocation to weaker U.S. real estate markets early in 2009 supported the fund’s performance, as did an increase in U.S. exposure later in the reporting period when domestic markets rebounded. Strong security selections also enabled the fund to keep pace with its benchmark Index.Winners included National Retail Properties, which produced favorable results over the first quarter of 2009 due to its relatively defensive portfolio of real estate holdings.

Solid stock selections in the United Kingdom, Europe, Canada and Australia benefited the fund’s relative performance. An underweight position in the U.K.’s Land Securities helped protect the fund when the real estate investment trust’s (REIT) stock price fell. Britain’s BigYellow Group benefited from strong brand recognition, a capable management team and sustained demand within the self-storage industry.

On the other hand, the fund’s measured shift away from relatively conservative real estate stocks in Hong King proved to be a drag on performance as nearly $1 trillion of government fiscal stimulus, primarily injected within the banking and real estate areas, allowed economically sensitive stocks in this region to surge higher. Hong Kong’s Link REIT performed well in the earlier defensive environment, but as investors’ risk appetites increased, we reallocated assets into property developer Shimao Property Holdings, a stronger beneficiary of the market rally.Although this move proved advantageous, it was not

4

made quickly enough to fully capture the positive impact of Shimao Property’s gains on the benchmark Index. Singaporean development companies also benefited as investors became more tolerant of risks, but we remained unconvinced of many of these firms’ long-term earnings power, and the fund did not participate in their relative strength. An overweight position in U.S.-based Alexandria Real Estate Equities also produced a drag as the REIT’s efforts to raise capital and its exposure to real estate development weighed on the stock.

Adopting Clear Regional Strategies

We believe we have corrected course appropriately in response to the financial markets’ general change.We have shifted the fund’s focus away from traditionally conservative companies and into more aggressive —yet fundamentally sound — stocks that we believe are positioned to benefit from the market’s upward momentum.We have maintained an overweighted allocation to discounted Hong Kong securities in anticipation of recovering demand as fiscal stimulus lifts the Chinese real estate segment. Conversely, we have maintained an underweighted position in the European real estate industry due to stifled demand and heavy debt. Finally, we have emphasized companies with healthy balance sheets and easier access to financing, as the failures of weaker companies could create opportunities for stronger firms to obtain assets inexpensively.

July 15, 2009

1	The total return figures presented for Class A and I shares of the fund reflect the performance of BNY Hamilton Global Real Estate Securities Fund’s (the “predecessor fund”) Class A shares and Institutional shares, respectively, prior to 9/13/08. Performance for each share class includes returns for the predecessor fund (Class A and Class I only) and the current maximum sales load, and reflects current distribution and servicing fees in effect only since the reorganization date.
Investors should consider, when deciding whether to purchase a particular class of shares, the investment amount, anticipated holding period and other relevant factors. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect for Classes A and C through May 1, 2010, and in effect for Class I through September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 8.15	$ 11.50	$ 5.82
Ending value (after expenses)	$1,055.20	$1,052.70	$1,058.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 8.00	$ 11.28	$ 5.71
Ending value (after expenses)	$1,016.86	$1,013.59	$1,019.14

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.26% for Class C and 1.14% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—97.1%	Shares	Value ($)
Australia—8.4%
CFS Retail Property Trust	408,330	542,904
Macquarie Office Trust	1,977,620	334,650
Mirvac Group	503,600	438,266
Stockland	94,720	245,005
Westfield Group	302,990	2,778,426
		4,339,251
Belgium—.3%
Cofinimmo	1,220	142,053
Canada—2.5%
Allied Properties Real Estate Investment Trust	10,600	134,419
Boardwalk Real Estate Investment Trust	16,070	451,781
RioCan Real Estate Investment Trust	52,220	686,001
		1,272,201
Finland—1.0%
Citycon	193,460	504,799
France—4.6%
Fonciere des Regions	540	40,593
Gecina	1,060	65,578
Klepierre	11,180	288,350
Unibail-Rodamco	13,340	1,986,693
		2,381,214
Germany—.2%
DIC Asset	15,000	106,267
Hong Kong—19.3%
China Overseas Land & Investment	352,600	818,937
China Resources Land	417,000	924,389
Hang Lung Properties	228,000	754,602
Henderson Land Development	172,000	986,497
Hongkong Land Holdings	94,000	332,760
Hysan Development	82,000	210,553
Link REIT	196,500	419,366
New World Development	271,000	490,245
Shenzhen Investment	610,000	254,231
Shimao Property Holdings	447,500	869,588
Shui On Land	731,050	500,884

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Sino Land	94,000	155,736
Sun Hung Kai Properties	260,000	3,247,463
		9,965,251
Japan—14.2%
AEON Mall	7,600	145,002
Japan Real Estate Investment	26	216,183
Japan Retail Fund Investment	72	333,337
Mitsubishi Estate	120,000	2,006,747
Mitsui Fudosan	114,000	1,991,613
Nippon Building Fund	92	788,831
NTT Urban Development	297	288,260
Sumitomo Realty & Development	51,000	937,572
Tokyo Tatemono	61,000	341,299
United Urban Investment	73	313,718
		7,362,562
Netherlands—1.9%
Corio	14,770	718,163
Eurocommercial Properties	9,000	277,135
		995,298
Singapore—3.6%
Ascendas Real Estate Investment Trust	247,000	271,147
CapitaLand	377,000	965,665
CapitaMall Trust	279,300	269,967
Suntec Real Estate Investment Trust	325,000	192,971
Yanlord Land Group	117,000	184,983
		1,884,733
Sweden—.5%
Castellum	18,837	119,888
Hufvudstaden, Cl. A	18,410	114,307
		234,195
Switzerland—1.2%
PSP Swiss Property	13,210 [a]	630,987
United Kingdom—5.9%
Big Yellow Group	57,070 [a]	321,109
British Land	109,740	689,678
Great Portland Estates	99,024	358,411
Hammerson	153,000	772,765

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Helical Bar	64,860	350,801
Segro	1,041,810	415,641
Shaftesbury	32,680	162,236
		3,070,641
United States—33.5%
Alexandria Real Estate Equities	7,400	264,846
AMB Property	25,760	484,546
American Tower, Cl. A	12,070 [a]	380,567
AvalonBay Communities	3,980	222,641
Boston Properties	18,250	870,525
Brandywine Realty Trust	67,860	505,557
BRE Properties	14,110	335,254
Camden Property Trust	12,310	339,756
Digital Realty Trust	11,710	419,803
Duke Realty	35,370	310,195
Equity Residential Properties Trust	27,800	617,994
Essex Property Trust	8,620	536,423
Extra Space Storage	16,230	135,520
Federal Realty Investment Trust	8,610	443,587
HCP	23,110	489,701
Healthcare Realty Trust	21,010	353,598
Host Hotels & Resorts	29,080	243,981
HRPT Properties Trust	39,690	161,141
Kilroy Realty	29,600	607,984
Kimco Realty	52,170	524,308
LaSalle Hotel Properties	12,800	157,952
Macerich	6,570	115,698
Mack-Cali Realty	12,770	291,156
National Retail Properties	36,770	637,959
Nationwide Health Properties	25,940	667,696
Parkway Properties	12,710	165,230
Post Properties	17,710	238,022
ProLogis	56,700	457,002
Public Storage	13,620	891,838
Senior Housing Properties Trust	41,540	677,933
Simon Property Group	37,860	1,947,140
SL Green Realty	14,430	331,024

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)			Shares	Value ($)
United States (continued)
Sunstone Hotel Investors			34,090	182,381
Taubman Centers			12,880	345,957
Ventas			26,720	797,859
Vornado Realty Trust			18,984	854,849
Weingarten Realty Investors Trust			22,920	332,569
				17,340,192
Total Common Stocks
(cost $61,690,271)				50,229,644

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $440,000)			440,000 [b]	440,000

Total Investments (cost $62,130,271)			98.0%	50,669,644
Cash and Receivables (Net)			2.0%	1,048,579
Net Assets			100.0%	51,718,223

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
Value (%)				Value (%)
Diversified REITs		35.5	Residential	2.9
Retail		15.6	Self Storage	2.6
Office		11.7	Industrial	1.8
Health Care		5.8	Specialty	1.5
Regional Malls		4.9	Freestanding	1.2
Real Estate Services		4.5	Hotels	1.1
Multifamily		4.4	Money Market Investment	.9
Shopping Centers		3.6		98.0

†	Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		61,690,271	50,229,644
Affiliated issuers		440,000	440,000
Cash			69,916
Cash denominated in foreign currencies		1,068,964	1,058,674
Receivable for shares of Common Stock subscribed			312,353
Receivable for investment securities sold			292,595
Dividends and interest receivable			178,814
Prepaid expenses			15,532
			52,597,528
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			38,280
Payable for investment securities purchased			771,834
Payable for shares of Common Stock redeemed			44,374
Accrued expenses			24,817
			879,305
Net Assets ($)			51,718,223
Composition of Net Assets ($):
Paid-in capital			94,554,085
Accumulated undistributed investment income—net			743,420
Accumulated net realized gain (loss) on investments			(32,106,665)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(11,472,617)
Net Assets ($)			51,718,223

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	75,824	8,604	51,633,795
Shares Outstanding	14,350	1,627	9,760,795
Net Asset Value Per Share ($)	5.28	5.29	5.29

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $68,530 foreign taxes withheld at source):
Unaffiliated issuers	1,156,595
Affiliated issuers	601
Interest	428
Total Income	1,157,624
Expenses:
Management fee—Note 3(a)	205,830
Auditing fees	35,673
Custodian fees—Note 3(c)	32,767
Registration fees	18,416
Prospectus and shareholders’ reports	4,342
Shareholder servicing costs—Note 3(c)	1,310
Directors’ fees and expenses—Note 3(d)	340
Loan commitment fees—Note 2	295
Distribution fees—Note 3(b)	26
Interest expense—Note 2	22
Miscellaneous	9,037
Total Expenses	308,058
Less—reduction in expenses
due to undertakings—Note 3(a)	(60,214)
Less—reduction in fees
due to earnings credits—Note 1(c)	(20)
Net Expenses	247,824
Investment Income—Net	909,800
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(13,789,360)
Net realized gain (loss) on forward foreign currency exchange contracts	(978)
Net Realized Gain (Loss)	(13,790,338)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	15,303,001
Net Realized and Unrealized Gain (Loss) on Investments	1,512,663
Net Increase in Net Assets Resulting from Operations	2,422,463

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008[b,c]
Operations ($):
Investment income—net	909,800	1,307,146
Net realized gain (loss) on investments	(13,790,338)	(16,432,723)
Net unrealized appreciation
(depreciation) on investments	15,303,001	(20,323,628)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,422,463	(35,449,205)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(47)	(426)
Class C Shares	(5)	(41)
Class I Shares	(180,262)	(1,032,336)
Class T Shares	—	(51)
Total Dividends	(180,314)	(1,032,854)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	61,292	17,982
Class C Shares	1,600	10,000
Class I Shares	6,638,600	111,346,944
Class T Shares	—	10,000
Dividends reinvested:
Class A Shares	14	371
Class I Shares	43,889	242,508
Cost of shares redeemed:
Class A Shares	(5,763)	(42,657)
Class I Shares	(5,537,372)	(78,015,421)
Class T Shares	(5,553)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,196,707	33,569,727
Total Increase (Decrease) in Net Assets	3,438,856	(2,912,332)
Net Assets ($):
Beginning of Period	48,279,367	51,191,699
End of Period	51,718,223	48,279,367
Undistributed investment income—net	743,420	13,934

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008[b,c]
Capital Share Transactions:
Class Ad
Shares sold	13,064	2,352
Shares issued for dividends reinvested	3	50
Shares redeemed	(1,077)	(5,757)
Net Increase (Decrease) in Shares Outstanding	11,990	(3,355)
Class C
Shares sold	342	1,285
Class I
Shares sold	1,399,006	14,329,983
Shares issued for dividends reinvested	10,810	40,251
Shares redeemed	(1,256,958)	(10,418,141)
Net Increase (Decrease) in Shares Outstanding	152,858	3,952,093
Class Td
Shares sold	—	1,285
Shares redeemed	(1,285)	—
Net Increase (Decrease) in Shares Outstanding	(1,285)	1,285

a	Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b	The fund commenced offering four classes of shares on the close of business September 12, 2008.The existing shares were redesignated and the fund added Class C and Class T shares.
c	Represents information for the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund, through September 12, 2008.
d	On the close of business on February 4, 2009, 1,285 Class T shares representing $5,553 were automatically converted to 1,285 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the funds Class A and Class I shares represents the financial highlights of the Class A and Institutional Shares, respectively, of the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund (“Hamilton Global Real Estate Securities Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Global Real Estate Securities Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
	June 30, 2009	Year Ended December 31,
Class A Shares†	(Unaudited)	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	5.02	9.04	10.00	10.00
Investment Operations:
Investment income—net[b]	.06	.16	.18	—
Net realized and unrealized
gain (loss) on investments	.21	(4.08)	(.97)	—
Total from Investment Operations	.27	(3.92)	(.79)	—
Distributions:
Dividends from investment income—net	(.01)	(.10)	(.17)	—
Net asset value, end of period	5.28	5.02	9.04	10.00
Total Return (%)[c]	5.52[d]	(43.60)	(8.00)	—
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.76[e]	1.62	1.58	—
Ratio of net expenses to average net assets	1.60[e]	1.41	1.50	—
Ratio of net investment income
to average net assets	2.41[e]	1.83	1.87	—
Portfolio Turnover Rate	48[d]	79	73	—
Net Assets, end of period ($ x 1,000)	76	12	52	—[f]

† Represents information for Class A shares of the fund’s predecessor, Hamilton Global Real Estate Securities Fund, through September 12, 2008.
a From December 29, 2006 (commencement of operations) to December 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than $1,000.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
Class C Shares	(Unaudited)	December 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	5.02	7.78
Investment Operations:
Investment income—net[b]	.06	.01
Net realized and unrealized
gain (loss) on investments	.21	(2.74)
Total from Investment Operations	.27	(2.73)
Distributions:
Dividends from investment income—net	(.00)[c]	(.03)
Net asset value, end of period	5.29	5.02
Total Return (%)[d,e]	5.27	(34.92)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	3.49	2.46
Ratio of net expenses to average net assets[f]	2.26	2.35
Ratio of net investment income
to average net assets[f]	2.86	.67
Portfolio Turnover Rate	48[e]	79
Net Assets, end of period ($ x 1,000)	9	6

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
	June 30, 2009	Year Ended December 31,
Class I Shares†	(Unaudited)	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	5.02	9.04	10.00	10.00
Investment Operations:
Investment income—net[b]	.10	.16	.20	—
Net realized and unrealized
gain (loss) on investments	.19	(4.06)	(.98)	—
Total from Investment Operations	.29	(3.90)	(.78)	—
Distributions:
Dividends from investment income—net	(.02)	(.12)	(.18)	—
Net asset value, end of period	5.29	5.02	9.04	10.00
Total Return (%)	5.88[c]	(43.38)	(7.83)	—
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42[d]	1.24	1.34	—
Ratio of net expenses to average net assets	1.14[d]	1.19	1.25	—
Ratio of net investment income
to average net assets	4.20[d]	2.24	1.97	—
Portfolio Turnover Rate	48[c]	79	73	—
Net Assets, end of period ($ x 1,000)	51,634	48,255	51,140	—[e]

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Global Real Estate Securities
Fund, through September 12, 2008.
a From December 29, 2006 (commencement of operations) to December 31, 2006.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Amount represents less than $1,000.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Urdang Securities Management, Inc. (“Urdang”) serves as the fund’s sub-investment advisor. Urdang is a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in the following classes of shares: Class A and Class C and 100 million shares of $.001 par value Common Stock of Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares,

18

in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their ClassT shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	17,340,192	—	—	17,340,192
Equity Securities—
Foreign	32,889,452	—	—	32,889,452
Mutual funds	440,000	—	—	440,000
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distribu-

22

tions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,463,089 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $561,698 of the carryover expires in fiscal 2015 and $8,901,391 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $1,032,854. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009 was approximately $2,800, with a related weighted average annualized interest rate of 1.62%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.20%.

Dreyfus has also agreed, until May 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.35%.

The reduction in expenses, pursuant to the undertakings, amounted to $60,214 during the period ended June 30, 2009.

Pursuant to a sub-investment advisory agreement between Dreyfus and Urdang, Dreyfus pays Urdang a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended June 30, 2009, the Distributor retained $361 from commissions earned on sales of the fund’s Class A shares.

24

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% and .25%, respectively, of the value of their average daily net assets. During the period ended June 30, 2009, Class C and Class T shares were charged $24 and $2, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class C and Class T shares were charged $45, $8, and $2, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $1,783 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $20 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $32,767 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $40,108, Rule 12b-1 distribution plan fees $5, shareholder services plan fees $17, custodian fees $14,897, chief compliance officer fees $1,670 and transfer agency per account fees $95, which are offset against an expense reimbursement currently in effect in the amount of $18,512.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2009, amounted to $22,856,225 and $20,580,599, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

During the period ended June 30, 2009, the average notional value of foreign exchange contracts was $129,608, which represented .30% of average net assets.

26

Forward Foreign Currency Exchange Contracts:The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increases between the date the forward contracts are opened and the date the forward contracts are closed.The fund realizes a gain if the value of the contracts decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decreases between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At June 30, 2009, there were no open forward contracts outstanding.

At June 30, 2009, accumulated net unrealized depreciation on investments was $11,460,627, consisting of $2,320,418 gross unrealized appreciation and $13,781,045 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 27

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Large Cap Equity Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2009, through June 30, 2009, as provided by Irene O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of 4.32%, Class C shares returned 4.47% and Class I shares returned 5.14%.1 In comparison, the Standard and Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, achieved a total return of 3.19%.2

Despite a deep recession and severe banking crisis, stocks rallied in the spring of 2009, more than offsetting losses incurred earlier in the year. The fund produced higher returns than its benchmark, primarily due to an early shift to a less defensive investment posture in anticipation of the beginning stages of a cyclical recovery.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for above-average earnings and revenue growth; sustainable competitive advantage; strong or improving financial condition; and/or earnings power that is either unrecognized or underestimated by the market.

A Sustained Market Rally Lifted Stock Prices

The U.S. stock market continued to decline early in 2009 amid rising unemployment, plunging housing prices and depressed consumer confidence. At the same time, a global banking crisis had reduced

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

credit availability and damaged a number of major financial institu-tions.These influences fueled a bear market that drove the benchmark to multi-year lows.

Market sentiment began to improve in early March, as aggressive remedial measures adopted by government and monetary authorities appeared to avert a collapse of the banking system, and investors looked forward to better economic times. As investors became more tolerant of risk, a sustained rally enabled the market to recover the ground it had lost earlier in the reporting period.

A More Constructive Investment Posture

Early in the year, we began to shift the fund’s investment posture to a less defensive position as the rate of economic deterioration appeared to slow and investors looked forward to a recovery.We trimmed the fund’s exposure to the traditionally defensive consumer staples, health care, telecommunications services and utilities sectors. Instead, we placed greater emphasis on consumer discretionary stocks, especially retailers that historically have been among the first to rally in the early stages of recovery.We boosted the fund’s exposure to the energy sector, where we expected oil prices to rise in response to heavier demand from emerging markets.We also established modestly overweighted positions in the financials sector, where we believed massive intervention by government and monetary authorities would prove effective, and the information technology sector, where companies generally exhibited strong balance sheets and faced few regulatory or overcapacity issues.

The fund’s more aggressive tilt helped it participate more fully in the springtime rally. In addition, our stock selection strategy produced above-average results in the information technology sector during the reporting period, as electronics seller Apple bounced back from earlier weakness, glass producer Corning saw better-than-expected demand for flat-panel television screens, and chip makers Broadcom and Taiwan Semiconductor rallied in anticipation of stronger demand and pricing. In the energy sector, winners included natural gas producer Southwestern Energy, drilling rig operator Nabors Industries and exploration-and-production supplier Smith International. The fund’s energy investments also benefited from underweighted exposure to industry

4

bellwether Exxon Mobil as investors turned away from traditionally defensive stocks. Among financial stocks, positive contributors included Morgan Stanley, State Street and Invesco, which are relatively sensitive to improving capital markets but depend less than their peers on lending.

On the other hand, the industrials and health care sectors generally weighed on the fund’s relative performance. Industrial conglomerate Textron was hurt by weakness in its credit subsidiary, and heavy equipment manufacturer Caterpillar suffered amid weak global capital spending.The health care sector was generally hurt by slower drug sales and uncertainty regarding government reform efforts, which forced declines in pharmaceutical developer Abbott Laboratories and biotechnology companies Cephalon and Gilead Sciences.

Positioned for a Mild Economic Recovery

We expect that an eventual economic recovery will prove relatively mild as a resumption of previous borrowing and spending behavior by consumers and businesses appears unlikely anytime soon. Indeed, the recent market rally may currently reflect a misplaced degree of optimism among investors over the near term.Therefore, we recently have shifted to a more neutral investment posture. However, we are prepared to return to a more constructive positioning should economic conditions show greater signs of improvement later this year.

July 15, 2009

1	The total return figures presented for Class A and I shares of the fund reflect the performance of BNY Hamilton Large Cap Equity Fund (the “predecessor fund”) Class A shares and Institutional shares, respectively, prior to 9/13/08. Performance for each share class includes returns for the predecessor fund (Class A and Class I only) and the current maximum sales load, and reflects current distribution and servicing fees in effect only since the reorganization date.
Investors should consider, when deciding whether to purchase a particular class of shares, the investment amount, anticipated holding period and other relevant factors. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect for Classes A and C through May 1, 2010, and in effect for Class I through September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.60	$ 10.14	$ 4.02
Ending value (after expenses)	$1,043.20	$1,044.70	$1,051.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 9.99	$ 3.96
Ending value (after expenses)	$1,017.36	$1,014.88	$1,020.88

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.00% for Class C and .79% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—97.8%	Shares	Value ($)
Consumer Discretionary—9.3%
Comcast, Cl. A	58,870	853,026
Johnson Controls	105,300	2,287,116
Kohl’s	64,640 [a]	2,763,360
Lowe’s Cos.	86,330	1,675,665
Target	51,310	2,025,206
Walt Disney	83,900	1,957,387
Yum! Brands	69,470	2,316,130
		13,877,890
Consumer Staples—11.5%
Avon Products	76,590	1,974,490
Colgate-Palmolive	27,520	1,946,765
Kellogg	31,900	1,485,583
Kraft Foods, Cl. A	84,240	2,134,642
PepsiCo	43,050	2,366,028
Philip Morris International	59,330	2,587,975
Procter & Gamble	45,595	2,329,905
Wal-Mart Stores	48,150	2,332,386
		17,157,774
Energy—14.5%
Chevron	38,500	2,550,625
Exxon Mobil	60,090	4,200,892
Marathon Oil	54,590	1,644,797
Nabors Industries	99,350 [a]	1,547,873
Occidental Petroleum	23,660	1,557,065
Plains Exploration & Production	88,590 [a]	2,423,822
Schlumberger	31,430	1,700,677
Smith International	63,800	1,642,850
Southwestern Energy	48,390 [a]	1,879,952
Williams Cos.	162,480	2,536,313
		21,684,866

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—13.2%
ACE	13,480	596,220
Aflac	54,210	1,685,389
American Express	75,395	1,752,180
Hudson City Bancorp	124,460	1,654,073
Invesco	116,246	2,071,503
JPMorgan Chase & Co.	74,610	2,544,947
Morgan Stanley	92,940	2,649,719
PartnerRe	19,410	1,260,679
PNC Financial Services Group	36,260	1,407,251
State Street	52,670	2,486,024
U.S. Bancorp	88,550	1,586,816
		19,694,801
Health Care—13.0%
Abbott Laboratories	44,980	2,115,859
Cardinal Health	37,380	1,141,959
Cephalon	18,560 [a]	1,051,424
Covidien	42,130	1,577,347
Gilead Sciences	48,680 [a]	2,280,171
Johnson & Johnson	37,200	2,112,960
Medtronic	40,320	1,406,765
Merck & Co.	56,090	1,568,276
Pfizer	115,100	1,726,500
Schering-Plough	29,380	738,026
Teva Pharmaceutical Industries, ADR	44,930	2,216,846
Thermo Fisher Scientific	36,540 [a]	1,489,736
		19,425,869
Industrial—8.5%
Caterpillar	40,300	1,331,512
Eaton	50,360	2,246,559
General Electric	144,610	1,694,829
Honeywell International	71,710	2,251,694
Union Pacific	47,800	2,488,468

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
United Technologies	50,540	2,626,058
		12,639,120
Information Technology—20.0%
Accenture, Cl. A	53,050	1,775,053
Akamai Technologies	82,910 [a]	1,590,214
Apple	30,440 [a]	4,335,569
Cisco Systems	74,280 [a]	1,384,579
Google, Cl. A	7,820 [a]	3,296,834
Hewlett-Packard	69,930	2,702,795
Intel	168,350	2,786,193
Marvell Technology Group	138,770 [a]	1,615,283
MasterCard, Cl. A	9,830	1,644,657
Microsoft	93,870	2,231,290
Oracle	75,960	1,627,063
QUALCOMM	64,170	2,900,484
Texas Instruments	91,430	1,947,459
		29,837,473
Materials—3.2%
Air Products & Chemicals	30,500	1,969,995
Freeport-McMoRan Copper & Gold	27,940	1,400,073
Monsanto	18,500	1,375,290
		4,745,358
Telecommunication Services—2.3%
AT & T	50,280	1,248,955
Verizon Communications	68,700	2,111,151
		3,360,106
Utilities—2.3%
Questar	43,210	1,342,103
Sempra Energy	42,050	2,086,942
		3,429,045
Total Common Stocks
(cost $173,848,230)		145,852,302

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,056,000)	3,056,000 [b]	3,056,000

Total Investments (cost $176,904,230)	99.9%	148,908,302
Cash and Receivables (Net)	.1%	209,823
Net Assets	100.0%	149,118,125

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.0	Industrial	8.5
Energy	14.5	Materials	3.2
Financial	13.2	Telecommunication Services	2.3
Health Care	13.0	Utilities	2.3
Consumer Staples	11.5	Money Market Investment	2.1
Consumer Discretionary	9.3		99.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		173,848,230	145,852,302
Affiliated issuers		3,056,000	3,056,000
Cash			26,967
Receivable for investment securities sold			1,551,465
Receivable for shares of Common Stock subscribed			500,000
Dividends and interest receivable			196,149
Prepaid expenses			99,776
			151,282,659
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			86,037
Payable for investment securities purchased			1,473,049
Payable for shares of Common Stock redeemed			532,101
Accrued expenses			73,347
			2,164,534
Net Assets ($)			149,118,125
Composition of Net Assets ($):
Paid-in capital			252,546,050
Accumulated undistributed investment income—net			1,365,037
Accumulated net realized gain (loss) on investments			(76,797,034)
Accumulated net unrealized appreciation
(depreciation) on investments			(27,995,928)
Net Assets ($)			149,118,125

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	191,879	6,977	148,919,269
Shares Outstanding	25,668	905	19,146,689
Net Asset Value Per Share ($)	7.48	7.71	7.78

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,537 foreign taxes withheld at source):
Unaffiliated issuers	2,026,331
Affiliated issuers	2,266
Total Income	2,028,597
Expenses:
Management fee—Note 3(a)	585,856
Registration fees	47,671
Professional fees	25,623
Shareholder servicing costs—Note 3(c)	25,127
Custodian fees—Note 3(c)	10,347
Prospectus and shareholders’ reports	6,562
Directors’ fees and expenses—Note 3(d)	6,069
Loan commitment fees—Note 2	1,663
Interest expense—Note 2	93
Distribution fees—Note 3(b)	26
Miscellaneous	15,078
Total Expenses	724,115
Less—reduction in expenses
due to undertaking—Note 3(a)	(59,265)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,290)
Net Expenses	663,560
Investment Income—Net	1,365,037
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(30,815,178)
Net realized gain (loss) on financial futures	(764,210)
Net Realized Gain (Loss)	(31,579,388)
Net unrealized appreciation (depreciation) on investments	33,811,970
Net Realized and Unrealized Gain (Loss) on Investments	2,232,582
Net Increase in Net Assets Resulting from Operations	3,597,619

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008[b,c]
Operations ($):
Investment income—net	1,365,037	4,583,440
Net realized gain (loss) on investments	(31,579,388)	(45,098,196)
Net unrealized appreciation
(depreciation) on investments	33,811,970	(148,473,373)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,597,619	(188,988,129)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(165,423)
Class I Shares	—	(3,036,281)
Net realized gain on investments:
Class A Shares	—	(1,010,825)
Class C Shares	—	(14,820,734)
Class I Shares	—	(211,405)
Class T Shares	—	(3,099,625)
Total Dividends	—	(22,344,293)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,067	760,408
Class C Shares	—	10,000
Class I Shares	15,164,516	274,286,932
Class T Shares	—	10,000
Dividends reinvested:
Class A Shares	—	1,310,915
Class I Shares	—	18,400,380
Cost of shares redeemed:
Class A Shares	(4,583)	(21,373,546)
Class I Shares	(73,884,504)	(286,231,457)
Class T Shares	(6,163)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(58,713,667)	(12,826,368)
Total Increase (Decrease) in Net Assets	(55,116,048)	(224,158,790)
Net Assets ($):
Beginning of Period	204,234,173	428,392,963
End of Period	149,118,125	204,234,173
Undistributed investment income—net	1,365,037	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008[b,c]
Capital Share Transactions:
Class Ad
Shares sold	2,540	70,535
Shares issued for dividends reinvested	—	118,080
Shares redeemed	(562)	(2,039,111)
Net Increase (Decrease) in Shares Outstanding	1,978	(1,850,496)
Class C
Shares sold	—	905
Class I
Shares sold	2,186,801	22,840,412
Shares issued for dividends reinvested	—	1,662,506
Shares redeemed	(10,620,651)	(24,274,378)
Net Increase (Decrease) in Shares Outstanding	(8,433,850)	228,540
Class Td
Shares sold	—	905
Shares redeemed	(905)	—
Net Increase (Decrease) in Shares Outstanding	(905)	905

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b The fund commenced offering four classes of shares after the close of business September 12, 2008.The existing shares were redesignated and the fund added Class C and Class T shares.
c Represents information for the fund’s predecessor, BNY Hamilton Large Cap Equity Fund through September 12, 2008.
d On the close of business on February 4, 2009, 905 Class T shares representing $6,163 were automatically converted to 912 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Institutional shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessors financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.16	14.61	14.42	13.35	13.22	12.33
Investment Operations:
Investment income—net[a]	.03	.12	.10	.10	.10	.25
Net realized and unrealized
gain (loss) on investments	.29	(6.80)	1.48	2.03	.73	.86
Total from Investment Operations	.32	(6.68)	1.58	2.13	.83	1.11
Distributions:
Dividends from
investment income—net	—	(.09)	(.10)	(.08)	(.15)	(.22)
Dividends from net realized
gain on investments	—	(.56)	(1.29)	(.98)	(.55)	—
Return of capital	—	(.12)	—	—	—	—
Total Distributions	—	(.77)	(1.39)	(1.06)	(.70)	(.22)
Net asset value, end of period	7.48	7.16	14.61	14.42	13.35	13.22
Total Return (%)[b]	4.32[c]	(47.50)	10.94	16.11	6.25	9.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.74[d]	1.11	1.04	1.03	1.04	1.10
Ratio of net expenses
to average net assets	1.50[d]	1.03	1.04	1.03	1.04	1.10
Ratio of net investment income
to average net assets	.90[d]	.99	.69	.69	.75	1.99
Portfolio Turnover Rate	36.25[c]	77	66	53	52	40
Net Assets, end of period
($ x 1,000)	192	170	27,391	28,389	28,980	33,720

† Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
Class C Shares	(Unaudited)	December 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.38	11.05
Investment Operations:
Investment income—net[b]	.01	.02
Net realized and unrealized
gain (loss) on investments	.32	(3.69)
Total from Investment Operations	.33	(3.67)
Net asset value, end of period	7.71	7.38
Total Return (%)[c,d]	4.47	(33.21)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.71	1.88
Ratio of net expenses to average net assets[e]	2.00	1.86
Ratio of net investment income
to average net assets[e]	.39	.85
Portfolio Turnover Rate	36.25[d]	77
Net Assets, end of period ($ x 1,000)	7	7

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.40	14.66	14.46	13.38	13.26	12.37
Investment Operations:
Investment income—net[a]	.06	.16	.14	.13	.13	.28
Net realized and unrealized
gain (loss) on investments	.32	(6.63)	1.49	2.05	.72	.86
Total from Investment Operations	.38	(6.47)	1.63	2.18	.85	1.14
Distributions:
Dividends from
investment income—net	—	(.11)	(.14)	(.12)	(.18)	(.25)
Dividends from net realized
gain on investments	—	(.56)	(1.29)	(.98)	(.55)	—
Return of capital	—	(.12)	—	—	—	—
Total Distributions	—	(.79)	(1.43)	(1.10)	(.73)	(.25)
Net asset value, end of period	7.78	7.40	14.66	14.46	13.38	13.26
Total Return (%)	5.14[b]	(45.91)	11.27	16.43	6.42	9.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86[c]	.80	.79	.78	.79	.85
Ratio of net expenses
to average net assets	.79[c]	.79	.79	.78	.79	.85
Ratio of net investment income
to average net assets	1.63[c]	1.41	.94	.93	.99	2.24
Portfolio Turnover Rate	36.25[b]	77	66	53	52	40
Net Assets, end of period
($ x 1,000)	148,919	204,051	401,002	385,132	360,168	343,346

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A and Class C and 100 million shares of $.001 par value Common Stock of Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the

18

shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	143,635,456	—	—	143,635,456
Equity Securities—
Foreign	2,216,846	—	—	2,216,846
Mutual Funds	3,056,000	—	—	3,056,000
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $6,041,050 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $4,819,925, long-term capital gains $14,213,338 and return of capital $3,311,030.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009, was approximately $12,600 with a related weighted average annualized interest rate of 1.49%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .79%.

The Manager has agreed, until May 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25%.

The reduction in expenses, pursuant to the undertakings, amounted to $59,265 during the period ended June 30, 2009.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2009, the Distributor retained $52 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% and .25% of the value of their respective average daily net assets. During the period ended June 30, 2009, Class C and Class T shares were charged $24 and $2, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class C and Class T shares were charged $218, $8 and $2, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $4,005 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $1,290 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

24

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $10,347 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,029, Rule 12b-1 distribution plan fees $4, shareholder services plan fees $41, custodian fees $6,584, chief compliance officer fees $1,670 and transfer agency per account fees $2,363, which are offset against an expense reimbursement currently in effect in the amount of $11,654.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2009, amounted to $58,395,316 and $114,922,302, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At June 30, 2009, there were no open financial futures contracts outstanding.

At June 30, 2009, accumulated net unrealized depreciation on investments was $27,995,928, consisting of $8,574,945 gross unrealized appreciation and $36,570,873 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

26

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Large Cap Growth Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2009, through June 30, 2009, as provided by Irene O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of 7.96%, Class C shares returned 7.68% and Class I shares returned 8.33%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of 11.53%.2

Despite a deep recession and severe banking crisis, stocks rallied in the spring of 2009, more than offsetting losses incurred earlier in the year. Although the fund participated substantially in the rally, it produced lower returns than its benchmark, primarily due to relative weakness in the health care, producer durables and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for accelerating earnings and revenue growth, favorable market positions, improving operating efficiencies, and/or increasing earnings per share.

A Sustained Market Rally Lifted Stock Prices

The U.S. stock market continued to decline early in 2009 amid rising unemployment, plunging housing prices and depressed consumer confidence. At the same time, a global banking crisis had reduced credit availability and damaged a number of major financial institu-tions.These influences fueled a bear market that drove the benchmark to multi-year lows.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Market sentiment began to improve in early March, as aggressive remedial measures adopted by government and monetary authorities appeared to avert a collapse of the banking system, and investors looked forward to better economic times. As investor sentiment improved, a sustained rally enabled the market to recover the ground it had lost earlier in the reporting period. Growth stocks substantially outperformed their value-oriented counterparts in this environment.

A More Constructive Investment Posture

Early in the year, we began to shift the fund to a more constructive positioning as the rate of economic deterioration slowed and investors looked forward to a recovery.We trimmed the fund’s exposure to the traditionally defensive consumer staples and health care sectors, and we placed greater emphasis on consumer discretionary stocks, especially retailers that historically have been among the first to rally in the early stages of recovery.We boosted the fund’s exposure to the integrated oils and other energy sectors, as we expected energy prices to rise in response to heavier demand from emerging markets.We also established modestly overweighted positions in the financial services sector, where we believed massive government intervention would prove effective in repairing credit markets, and the technology sector, where companies generally exhibited strong balance sheets and faced few regulatory or overcapacity issues.

The fund’s more aggressive tilt helped it participate to a significant degree in the springtime rally. However, our security selection strategies in the health care, consumer discretionary and producer durables sectors prevented the fund from matching its benchmark’s performance. The health care sector was generally hurt by slower drug sales and uncertainty regarding government reform efforts, which adversely affected biotech-nology companies Celgene, Cephalon and Gilead Sciences. Contract research provider Pharmaceutical Product Development faltered due to concerns regarding consolidation in the health care sector. The fund’s results in the consumer discretionary sector were undermined by weakness in retail chain Lowe’s Companies.Producer durables companies Emerson Electric and Caterpillar suffered amid expectations of weak global capital spending.

4

On the other hand, our stock selection strategy produced above-average results in the technology sector during the reporting period, as consumer electronics seller Apple bounced back from earlier weakness, glass producer Corning saw better-than-expected demand for flat-panel television screens, chip maker Broadcom rallied in anticipation of stronger demand and pricing, and online media company Google benefited from a shift in advertising spending to the Internet. In the other energy sector, winners included oil services provider Weatherford International, natural gas producer Southwestern Energy, and exploration-and-production supplier Smith International. Among financial stocks, positive contributors included Goldman Sachs, Invesco and American Express.

Positioned for a Mild Economic Recovery

We expect that an eventual economic recovery will prove relatively mild as a resumption of previous borrowing and spending behavior by consumers and businesses appears unlikely anytime soon. Indeed, the recent market rally may currently reflect a misplaced degree of optimism among investors over the near term.Therefore, we recently have shifted to a more neutral investment posture. However, we are prepared to return to a more constructive positioning should economic conditions show greater signs of improvement later this year.

July 15, 2009

1	The total return figures presented for Class A and I shares of the fund reflect the performance of BNY Hamilton Large Cap Growth Fund’s (the “predecessor fund”) Class A shares and Institutional shares, respectively, prior to 9/13/08. Performance for each share class includes returns for the predecessor fund (Class A and Class I only) and the current maximum sales load, and reflects current distribution and servicing fees in effect only since the reorganization date.
Investors should consider, when deciding whether to purchase a particular class of shares, the investment amount, anticipated holding period and other relevant factors. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect for Classes A and C through May 1, 2010, and in effect for Class I through September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.12	$ 10.87	$ 4.49
Ending value (after expenses)	$1,079.60	$1,076.80	$1,083.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.90	$ 10.54	$ 4.36
Ending value (after expenses)	$1,017.95	$1,014.33	$1,020.48

† Expenses are equal to the fund’s annualized expense ratio of 1.38% for Class A, 2.11% for Class C and .87% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Autos & Transports—2.3%
Union Pacific	26,940	1,402,496
United Parcel Service, Cl. B	7,940	396,921
		1,799,417
Consumer Discretionary—14.9%
Accenture, Cl. A	26,320	880,667
Avon Products	46,330	1,194,387
GameStop, Cl. A	46,050 [a]	1,013,560
Kohl’s	33,710 [a]	1,441,103
Lowe’s Cos.	53,240	1,033,388
McDonald’s	16,810	966,407
Target	29,290	1,156,076
Wal-Mart Stores	35,700	1,729,308
Walt Disney	54,000	1,259,820
Yum! Brands	29,160	972,194
		11,646,910
Consumer Staples—10.0%
Coca-Cola	24,800	1,190,152
Colgate-Palmolive	16,070	1,136,792
Kellogg	23,900	1,113,023
PepsiCo	26,260	1,443,250
Philip Morris International	45,700	1,993,434
Procter & Gamble	18,520	946,372
		7,823,023
Energy—4.2%
Plains Exploration & Production	36,800 [a]	1,006,848
Schlumberger	15,560	841,952
Southwestern Energy	17,790 [a]	691,141
Williams Cos.	48,970	764,422
		3,304,363

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial Services—5.8%
American Express	26,275	610,631
Ameriprise Financial	36,780	892,651
Digital Realty Trust	28,930	1,037,140
Goldman Sachs Group	5,840	861,050
Invesco	62,248	1,109,259
		4,510,731
Health Care—14.1%
Abbott Laboratories	24,070	1,132,253
Amgen	18,600 [a]	984,684
C.R. Bard	12,780	951,471
Cardinal Health	24,770	756,724
Cephalon	11,050 [a]	625,983
Gilead Sciences	31,810 [a]	1,489,980
Johnson & Johnson	28,430	1,614,824
Medco Health Solutions	16,800 [a]	766,248
Medtronic	19,240	671,284
Teva Pharmaceutical Industries, ADR	22,140	1,092,388
Thermo Fisher Scientific	24,040 [a]	980,111
		11,065,950
Materials & Processing—4.3%
Monsanto	13,970	1,038,530
Praxair	18,840	1,338,959
URS	20,660 [a]	1,023,083
		3,400,572
Oil Comp-Intergrated—2.5%
Marathon Oil	25,000	753,250
Occidental Petroleum	18,760	1,234,596
		1,987,846
Producer Durables—7.3%
Caterpillar	31,640	1,045,386
Danaher	15,800	975,492

8

Common Stocks (continued)	Shares	Value ($)
Producer Durables (continued)
Honeywell International	44,110	1,385,054
Parker Hannifin	25,530	1,096,769
United Technologies	23,320	1,211,707
		5,714,408
Semiconductors—4.1%
Broadcom, Cl. A	27,160 [a]	673,296
Intel	100,180	1,657,979
Marvell Technology Group	73,660 [a]	857,402
		3,188,677
Technology—24.8%
Akamai Technologies	50,880 [a]	975,878
Apple	22,910 [a]	3,263,071
Cognizant Technology Solutions, Cl. A	45,610 [a]	1,217,787
Google, Cl. A	6,230 [a]	2,626,506
Hewlett-Packard	47,530	1,837,034
International Business Machines	13,690	1,429,510
Microsoft	76,380	1,815,553
Oracle	68,260	1,462,129
Research In Motion	19,880 [a]	1,412,474
Salesforce.com	28,360 [a]	1,082,501
Western Digital	40,580 [a]	1,075,370
Yahoo!	77,200 [a]	1,208,952
		19,406,765
Telecommunications—4.0%
Cisco Systems	58,880 [a]	1,097,523
QUALCOMM	45,510	2,057,052
		3,154,575
Utilities—1.2%
Questar	29,640	920,618
Total Common Stocks
(cost $83,496,167)		77,923,855

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $585,000)			585,000 [b]	585,000

Total Investments (cost $84,081,167)			100.2%	78,508,855

Liabilities, Less Cash and Receivables			(.2%)	(182,318)

Net Assets			100.0%	78,326,537

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
Value (%)				Value (%)
Technology		24.8	Semiconductors	4.1
Consumer Discretionary		14.9	Telecommunications	4.0
Health Care		14.1	Oil Comp-Intergrated	2.5
Consumer Staples		10.0	Autos & Transports	2.3
Producer Durables		7.3	Utilities	1.2
Financial Services		5.8	Money Market Investments	.7
Materials & Processing		4.3
Energy		4.2		100.2

†	Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		83,496,167	77,923,855
Affiliated issuers		585,000	585,000
Cash			61,134
Dividends and interest receivable			71,180
Prepaid expenses			15,510
			78,656,679
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			50,326
Payable for shares of Common Stock redeemed			244,993
Interest payable—Note 2			23
Accrued expenses			34,800
			330,142
Net Assets ($)			78,326,537
Composition of Net Assets ($):
Paid-in capital			106,489,304
Accumulated undistributed investment income—net			308,720
Accumulated net realized gain (loss) on investments			(22,899,175)
Accumulated net unrealized appreciation
(depreciation) on investments			(5,572,312)
Net Assets ($)			78,326,537

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	122,433	33,500	78,170,604
Shares Outstanding	25,786	7,023	16,257,397
Net Asset Value Per Share ($)	4.75	4.77	4.81

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,302 foreign taxes withheld at source):
Unaffiliated issuers	624,166
Affiliated issuers	1,275
Total Income	625,441
Expenses:
Management fee—Note 3(a)	254,244
Registration fees	24,266
Auditing fees	18,722
Prospectus and shareholders’ reports	7,945
Custodian fees—Note 3(c)	6,260
Shareholder servicing costs—Note 3(c)	3,194
Directors’ fees and expenses—Note 3(d)	2,985
Legal fees	790
Loan commitment fees—Note 2	574
Interest expense—Note 2	572
Distribution fees—Note 3(b)	49
Miscellaneous	12,259
Total Expenses	331,860
Less—reduction in expenses
due to undertakings—Note 3(a)	(13,995)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,144)
Net Expenses	316,721
Investment Income—Net	308,720
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(11,121,125)
Net unrealized appreciation (depreciation) on investments	16,519,669
Net Realized and Unrealized Gain (Loss) on Investments	5,398,544
Net Increase in Net Assets Resulting from Operations	5,707,264

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008[b,c]
Operations ($):
Investment income—net	308,720	706,814
Net realized gain (loss) on investments	(11,121,125)	(11,630,739)
Net unrealized appreciation
(depreciation) on investments	16,519,669	(48,045,034)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,707,264	(58,968,959)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(6,011)
Class I Shares	—	(416,756)
Net realized gain on investments:
Class A Shares	—	(166,865)
Class I Shares	—	(5,656,873)
Return of capital:
Class A Shares	—	(40,721)
Class I Shares	—	(1,382,054)
Total Dividends	—	(7,669,280)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	101,922	272,273
Class C Shares	20,000	15,000
Class I Shares	9,705,970	120,594,149
Class T Shares	—	10,000
Dividends reinvested:
Class A Shares	—	205,312
Class I Shares	—	6,753,059
Cost of shares redeemed:
Class A Shares	—	(3,512,087)
Class I Shares	(12,520,133)	(125,236,889)
Class T Shares	(6,620)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,698,861)	(899,183)
Total Increase (Decrease) in Net Assets	3,008,403	(67,537,422)
Net Assets ($):
Beginning of Period	75,318,134	142,855,556
End of Period	78,326,537	75,318,134
Undistributed investment income—net	308,720	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008[b,c]
Capital Share Transactions:
Class Ad
Shares sold	24,209	34,544
Shares issued for dividends reinvested	—	32,538
Shares redeemed	—	(574,751)
Net Increase (Decrease) in Shares Outstanding	24,209	(507,669)
Class C
Shares sold	4,311	2,712
Class I
Shares sold	2,122,522	17,019,698
Shares issued for dividends reinvested	—	1,056,817
Shares redeemed	(2,805,760)	(18,061,289)
Net Increase (Decrease) in Shares Outstanding	(683,238)	15,226
Class Td
Shares sold	—	1,558
Shares redeemed	(1,558)	—
Net Increase (Decrease) in Shares Outstanding	(1,558)	1,558

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b The fund commenced offering four classes of shares on the close of business September 12, 2008.The existing shares were redesignated and the fund added Class C and Class T shares.
c Represents information for the fund’s predecessor, BNY Hamilton Large Cap Growth Fund, through
September 12, 2008.
d On the close of business on February 4, 2009, 1,558 Class T shares representing $6,620 were automatically converted to 1,572 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the funds Class A and Class I shares represents the financial highlights of the Class A and Institutional Shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performanceof the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessors financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	4.40	8.10	7.64	7.65	9.52	9.43
Investment Operations:
Investment income (loss)—net[a]	.01	.02	.01	.00[b]	(.01)	.06
Net realized and unrealized
gain (loss) on investments	.34	(3.28)	1.35	.44	(.01)	.24
Total from Investment Operations	.35	(3.26)	1.36	.44	(.02)	.30
Distributions:
Dividends from
investment income—net	—	(.01)	(.01)	(.00)[b]	—	(.06)
Dividends from net realized
gain on investments	—	(.35)	(.89)	(.45)	(1.85)	(.15)
Return of Capital	—	(.08)	—	—	—	—
Total Distributions	—	(.44)	(.90)	(.45)	(1.85)	(.21)
Net asset value, end of period	4.75	4.40	8.10	7.64	7.65	9.52
Total Return (%)[c]	7.96[d]	(41.90)	17.79	6.04	(.13)	3.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.91[e]	1.10	1.10	1.09	1.08	1.11
Ratio of net expenses
to average net assets	1.38[e]	1.10[f]	1.10	1.09	1.08	1.11
Ratio of net investment income
(loss) to average net assets	.33[e]	.20	.10	.06	(.06)	.60
Portfolio Turnover Rate	50[d]	78	52	51	101	90
Net Assets, end of period
($ x 1,000)	122	7	4,127	5,487	8,126	10,758

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
Class C Shares	(Unaudited)	December 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.01)	.00[c]
Net realized and unrealized
gain (loss) on investments	.35	(1.99)
Total from Investment Operations	.34	(1.99)
Net asset value, end of period	4.77	4.43
Total Return (%)[d,e]	7.68	(31.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.87[f]	2.01[f]
Ratio of net expenses to average net assets	2.11[f]	1.91[f]
Ratio of net investment income
(loss) to average net assets	(.45)[f]	.04[f]
Portfolio Turnover Rate	50[e]	78
Net Assets, end of period ($ x 1,000)	34	12

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	4.44	8.20	7.72	7.73	9.60	9.50
Investment Operations:
Investment income—net[a]	.02	.04	.03	.02	.02	.09
Net realized and unrealized
gain (loss) on investments	.35	(3.34)	1.37	.45	(.02)	.25
Total from Investment Operations	.37	(3.30)	1.40	.47	—	.34
Distributions:
Dividends from
investment income—net	—	(.03)	(.03)	(.03)	(.02)	(.09)
Dividends from net realized
gain on investments	—	(.35)	(.89)	(.45)	(1.85)	(.15)
Return of Capital	—	(.08)	—	—	—	—
Total Distributions	—	(.46)	(.92)	(.48)	(1.87)	(.24)
Net asset value, end of period	4.81	4.44	8.20	7.72	7.73	9.60
Total Return (%)	8.33[b]	(42.03)	18.18	6.29	.07	3.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[c]	.86	.85	.84	.82	.85
Ratio of net expenses
to average net assets	.87[c]	.84	.85	.84	.82	.85
Ratio of net investment income
to average net assets	.85[c]	.61	.34	.30	.19	.91
Portfolio Turnover Rate	50[b]	78	52	51	101	90
Net Assets, end of period
($ x 1,000)	78,171	75,292	138,729	143,479	205,786	336,716

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in the following classes of shares: Class A and Class C and 100 million share of $.001 par value Common Stock of Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class

18

T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	76,831,467	—	—	76,831,467
Equity Securities—
Foreign	1,092,388	—	—	1,092,388
Mutual Funds	585,000	—	—	585,000
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $5,003,788 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $693,564, long-term capital gains $5,552,941 and return of capital

22

$1,422,775.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009 was approximately $75,500, with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .87%.

The Manager has also agreed, until May 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25%.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The reduction in expenses, pursuant to the undertakings, amounted to $13,995 during the period ended June 30, 2009.

During the period ended June 30, 2009, the Distributor retained $341 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% and .25% of the value of their respective average daily net assets. During the period ended June 30, 2009, Class C and Class T shares were charged $47 and $2, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class C and Class T shares were charged $90, $15, and $2, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $6,512 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30,

24

2009, the fund was charged $518 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $6,260 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $46,285,Rule 12b-1 distribution plan fees $11,shareholder services plan fees $28, custodian fees $6,368, chief compliance officer fees $1,670 and transfer agency per account fees $1,963, which are offset against an expense reimbursement currently in effect in the amount of $5,999.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $32,926,327 and $37,838,153, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2009, accumulated net unrealized depreciation on investments was $5,572,312, consisting of $4,839,617 gross unrealized appreciation and $10,411,929 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

26

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Large Cap Value Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large CapValue Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2009, through June 30, 2009, as provided by Julianne McHugh and Brian Ferguson, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Large Cap Value Fund’s Class A shares achieved a total return of –1.83%, Class C shares returned –2.00% and Class I shares returned –1.38%.1

Effective May 1, 2009, the fund’s primary benchmark index was changed from the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) to the Russell 1000Value Index (the “Index”), which more accurately reflects the fund’s investment approach. The Russell 1000 Value Index achieved a total return of –2.87% for the six-month period.2 The S&P 500 Index returned 3.19% for the same period.3

Despite a deep economic recession and an ongoing banking crisis, stocks rallied in the spring of 2009, offsetting a substantial portion of losses incurred earlier in the year. The fund fared relatively well in this environment, as the success of its security selection strategy in eight of 10 economic sectors enabled it to produce higher returns than its benchmark.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation; its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in equity securities of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase.The fund invests primarily in equity securities of U.S. issuers, but may invest up to 20% of its assets in equity securities of foreign issuers, including those in emerging markets.

When choosing stocks, we focus on individual stock selection (a “bottom-up” approach) rather than forecasting stock market trends. We employ a three-step value screening process that seeks to identify the stocks of companies that are underpriced relative to their intrinsic worth or business prospects, and that exhibit sound business fundamentals, positive business momentum or a catalyst that may trigger an improving stock price.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

A Sustained Market Rally Lifted Stock Prices

The U.S. stock market continued to decline early in 2009 amid rising unemployment, plunging housing prices and depressed consumer confidence. At the same time, a global banking crisis continued to roil the world’s credit markets.These influences fueled a severe bear market that drove stock market averages to multi-year lows.

Market sentiment began to improve in early March, as aggressive measures adopted by government and monetary authorities appeared to avert a collapse of the banking system, and investors looked forward to better economic times. Bargain hunters began to bid beaten-down stock prices higher, fueling a sustained market rally that enabled many stocks to recover much of the ground they had lost earlier in the reporting period.

Energy and Financial Stocks Drove Fund Performance

Our value-oriented stock selection strategy proved relatively ineffective when 2009 began, as investors responded indiscriminately to fear of losses rather than the strengths and weaknesses of individual companies. However, our security selection process worked better during the springtime rally when investors refocused on fundamentals. Consequently, the fund ended the reporting period with above-average returns in eight of the benchmark’s 10 economic sectors. The fund’s relative performance was especially robust in the energy, financial services and technology sectors.

In the economically sensitive energy sector, an underweighted position in Exxon Mobil proved advantageous as investors sold the industry bellwether in favor of more aggressive investments. Similarly, the fund benefited from its lack of exposure to another energy giant, ConocoPhillips. Instead, we emphasized smaller oil services and exploration-and-production companies, including Occidental Petroleum and XTO Energy.

The battered financial services sector rebounded after it was reported in the spring that major U.S. banks had passed government-ordered “stress tests.”We also successfully avoided most of the credit crisis’s more severely damaged financial institutions in favor of healthier companies, such as Northern Trust and JPMorgan Chase & Co. The technology sector represented the fund’s largest overweighted position, a stance that proved successful as pent-up demand for technology upgrades drove stock prices higher.

The fund’s performance lagged its benchmark in only two market sectors. Results in the consumer discretionary sector were undermined by the fund’s lack of exposure to Ford Motor Company,which gained when its chief U.S. competitors filed for bankruptcy protection.The fund also did not participate fully in a rebound among retailers,where we preferred relatively defensive investments, such as auto parts seller AutoZone. In the telecommunications area, the fund did not own Sprint Nextel Corp., which rallied strongly due to factors we consider unsustainable.

Positioned for an Economic Recovery

Despite the recent market rally, we have continued to find what we believe to be attractively valued opportunities in companies that appear poised to prosper during an economic rebound, particularly in the financial services and technology sectors.We continue to believe that a highly disciplined and selective approach to security selection is required to produce consistently superior performance over the long term.

July 15, 2009

1	The total return figures presented for Class A and I shares of the fund reflect the performance of BNY Hamilton Large Cap Value Fund’s (the “predecessor fund”) Class A shares and Institutional shares, respectively, prior to 9/13/08. Performance for each share class includes returns for the predecessor fund (Class A and Class I only) and the current maximum sales load, and reflects current distribution and servicing fees in effect only since the reorganization date.
Investors should consider, when deciding whether to purchase a particular class of shares, the investment amount, anticipated holding period and other relevant factors. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect for Classes A and C through May 1, 2010, and in effect for Class I through September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
3	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Value Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

Class A Class C Class I

Expenses paid per $1,000† $ 6.68 $ 10.26 $ 3.94 Ending value (after expenses) $981.70 $980.00 $986.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.80	$ 10.44	$ 4.01
Ending value (after expenses)	$1,018.05	$1,014.43	$1,020.83

† Expenses are equal to the fund’s annualized expense ratio of 1.36% for Class A, 2.09% for Class C and .80% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—100.6%	Shares	Value ($)
Consumer Discretionary—9.0%
AutoZone	2,740 [a]	414,041
Carnival	44,080	1,135,942
Gap	36,620	600,568
Home Depot	95,230	2,250,285
Johnson Controls	27,950	607,074
Lowe’s Cos.	30,260	587,347
News, Cl. A	117,590	1,071,245
Omnicom Group	51,000	1,610,580
Staples	29,430	593,603
Time Warner	48,570	1,223,478
Toll Brothers	24,320 [a]	412,710
		10,506,873
Consumer Staples—9.3%
Cadbury, ADR	30,532	1,050,301
CVS Caremark	65,760	2,095,771
Kraft Foods, Cl. A	42,950	1,088,353
Lorillard	8,280	561,136
PepsiCo	39,930	2,194,553
Philip Morris International	27,830	1,213,945
Procter & Gamble	20,250	1,034,775
Wal-Mart Stores	12,010	581,764
Walgreen	38,310	1,126,314
		10,946,912
Energy—17.2%
Anadarko Petroleum	11,530	523,347
Chevron	71,560	4,740,850
Devon Energy	12,550	683,975
EOG Resources	7,430	504,646
Exxon Mobil	63,300	4,425,303
Hess	21,660	1,164,225
Marathon Oil	38,630	1,163,922
Occidental Petroleum	72,030	4,740,294
Schlumberger	11,800	638,498
XTO Energy	42,240	1,611,034
		20,196,094
Financial—25.8%
ACE	13,600	601,528

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Aflac	18,410	572,367
Ameriprise Financial	35,570	863,284
AON	39,130	1,481,853
Bank of America	223,710	2,952,972
Capital One Financial	11,820	258,621
Chubb	20,210	805,975
Franklin Resources	12,230	880,682
Goldman Sachs Group	12,590	1,856,270
Invesco	51,280	913,810
JPMorgan Chase & Co.	166,710	5,686,478
Marsh & McLennan Cos.	24,250	488,152
MetLife	57,020	1,711,170
Moody’s	34,400	906,440
Morgan Stanley	65,020	1,853,720
PNC Financial Services Group	9,960	386,548
Prudential Financial	15,200	565,744
State Street	28,810	1,359,832
T. Rowe Price Group	17,600	733,392
Travelers Cos.	26,380	1,082,635
U.S. Bancorp	32,980	591,002
Wells Fargo & Co.	150,120	3,641,911
		30,194,386
Health Care—10.8%
AmerisourceBergen	33,340	591,451
Amgen	28,450 [a]	1,506,143
Boston Scientific	60,200 [a]	610,428
Covidien	33,320	1,247,501
McKesson	12,000	528,000
Merck & Co.	70,390	1,968,104
Pfizer	258,250	3,873,750
Schering-Plough	27,130	681,506
Thermo Fisher Scientific	12,760 [a]	520,225
UnitedHealth Group	21,120	527,578
WellPoint	11,780 [a]	599,484
		12,654,170
Industrial—6.9%
Dover	18,130	599,922

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Eaton	19,970	890,862
General Electric	188,260	2,206,407
Honeywell International	17,600	552,640
Raytheon	20,620	916,147
Tyco International	22,730	590,525
Union Pacific	23,480	1,222,369
United Parcel Service, Cl. B	10,670	533,393
Waste Management	18,381	517,609
		8,029,874
Information Technology—7.9%
Cisco Systems	89,030 [a]	1,659,519
EMC	44,200 [a]	579,020
Hewlett-Packard	32,030	1,237,959
Intel	42,690	706,519
Microsoft	85,800	2,039,466
Nokia, ADR	143,070	2,085,961
QUALCOMM	21,100	953,720
		9,262,164
Materials—2.9%
Air Products & Chemicals	13,360	862,922
Dow Chemical	30,180	487,105
E.I. du Pont de Nemours & Co.	20,610	528,028
Freeport-McMoRan Copper & Gold	31,380	1,572,452
		3,450,507
Telecommunication Services—3.2%
AT & T	153,100	3,803,004
Utilities—7.6%
Entergy	23,190	1,797,689
Exelon	27,460	1,406,227
FPL Group	32,510	1,848,519
NRG Energy	44,940 [a]	1,166,642
PG & E	13,270	510,099
Questar	36,840	1,144,250
Southern	32,060	998,990
		8,872,416
Total Common Stocks
(cost $151,123,369)		117,916,400

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $254,000)	254,000 [b]	254,000

Total Investments (cost $151,377,369)	100.8%	118,170,400
Liabilities, Less Cash and Receivables	(.8%)	(934,544)
Net Assets	100.0%	117,235,856

ADR—American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.8	Utilities	7.6
Energy	17.2	Industrial	6.9
Health Care	10.8	Telecommunication Services	3.2
Consumer Staples	9.3	Materials	2.9
Consumer Discretionary	9.0	Money Market Investments	.2
Information Technology	7.9		100.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		151,123,369	117,916,400
Affiliated issuers		254,000	254,000
Receivable for investment securities sold			2,624,890
Dividends and interest receivable			161,847
			120,957,137
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			101,292
Cash overdraft due to Custodian			17,848
Payable for investment securities purchased			2,733,245
Payable for shares of Common Stock redeemed			778,968
Interest payable—Note 2			334
Accrued expenses			89,594
			3,721,281
Net Assets ($)			117,235,856
Composition of Net Assets ($):
Paid-in capital			185,898,963
Accumulated undistributed investment income—net			1,489,573
Accumulated net realized gain (loss) on investments			(36,945,711)
Accumulated net unrealized appreciation
(depreciation) on investments			(33,206,969)
Net Assets ($)			117,235,856

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	169,296	7,229	117,059,331
Shares Outstanding	26,267	1,133.787	18,173,629
Net Asset Value Per Share ($)	6.45	6.38	6.44

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $23,974 foreign taxes withheld at source):
Unaffiliated issuers	2,018,052
Affiliated issuers	357
Total Income	2,018,409
Expenses:
Management fee—Note 3(a)	459,964
Registration fees	26,477
Professional fees	24,392
Prospectus and shareholders’ reports	10,878
Directors’ fees and expenses—Note 3(d)	8,189
Custodian fees—Note 3(c)	4,450
Shareholder servicing costs—Note 3(c)	2,468
Interest expense—Note 2	1,749
Loan commitment fees—Note 2	1,227
Distribution fees—Note 3(b)	27
Miscellaneous	4,799
Total Expenses	544,620
Less—reduction in expenses
due to undertaking—Note 3(a)	(15,566)
Less—reduction in fees due to
earnings credits—Note 1(b)	(218)
Net Expenses	528,836
Investment Income—Net	1,489,573
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(19,622,746)
Net unrealized appreciation (depreciation) on investments	19,962,796
Net Realized and Unrealized Gain (Loss) on Investments	340,050
Net Increase in Net Assets Resulting from Operations	1,829,623

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008[b,c]
Operations ($):
Investment income—net	1,489,573	4,700,586
Net realized gain (loss) on investments	(19,622,746)	(10,798,000)
Net unrealized appreciation
(depreciation) on investments	19,962,796	(96,659,901)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,829,623	(102,757,315)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(10,966)
Class I Shares	—	(3,308,880)
Net realized gain on investments:
Class A Shares	—	(54,754)
Class I Shares	—	(14,549,522)
Return of capital:
Class A Shares	—	(48,122)
Class I Shares	—	(12,787,316)
Total Dividends	—	(30,759,560)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	87,120	101,767
Class C Shares	—	10,000
Class I Shares	4,138,683	227,580,332
Class T Shares	—	10,000
Dividends reinvested:
Class A Shares	—	113,806
Class I Shares	—	25,204,314
Cost of shares redeemed:
Class A Shares	(1,809)	(1,024,375)
Class I Shares	(56,062,309)[d]	(281,722,399)
Class T Shares	(6,565)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(51,844,880)	(29,726,555)
Total Increase (Decrease) in Net Assets	(50,015,257)	(163,243,430)
Net Assets ($):
Beginning of Period	167,251,113	330,494,543
End of Period	117,235,856	167,251,113
Undistributed investment income—net	1,489,573	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008[b,c]
Capital Share Transactions:
Class Ae
Shares sold	13,606	14,326
Shares issued for dividends reinvested	—	12,702
Shares redeemed	(283)	(119,219)
Net Increase (Decrease) in Shares Outstanding	13,323	(92,191)
Class C
Shares sold	—	1,134
Class I
Shares sold	730,870	22,647,022
Shares issued for dividends reinvested	—	2,852,909
Shares redeemed	(8,140,187)	(28,535,382)
Net Increase (Decrease) in Shares Outstanding	(7,409,317)	(3,035,451)
Class Te
Shares sold	—	1,134
Shares redeemed	(1,134)	—
Net Increase (Decrease) in Shares Outstanding	(1,134)	1,134

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b The fund commenced offering four classes of shares on the close of business September 12, 2008.The existing shares were redesignated and the fund added Class C and Class T shares.
c Represents information for the fund’s predecessor, BNY Hamilton Large Cap Value Fund, through September 12, 2008.
d Includes redemption-in-kind amounting to $19,314,039.
e On the close of business on February 4, 2009, 1,134 Class T shares representing $6,565 were automatically converted to 1,126 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional Shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Value Fund (“Hamilton Large Cap Value Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Institutional shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large CapValue Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessors financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	6.56	11.55	11.85	11.24	10.81	10.03
Investment Operations:
Investment income—net[a]	.04	.15	.25	.18	.15	.15
Net realized and unrealized
gain (loss) on investments	(.15)	(3.93)	.56	1.53	.76	.77
Total from Investment Operations	(.11)	(3.78)	.81	1.71	.91	.92
Distributions:
Dividends from
investment income—net	—	(.11)	(.26)	(.18)	(.14)	(.14)
Dividends from net realized
gain on investments	—	(.59)	(.85)	(.92)	(.34)	—
Return of capital	—	(.51)	—	—	—	—
Total Distributions	—	(1.21)	(1.11)	(1.10)	(.48)	(.14)
Net asset value, end of period	6.45	6.56	11.55	11.85	11.24	10.81
Total Return (%)[b]	(1.83)[c]	(35.49)	6.78	15.41	8.45	9.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.56[d]	1.07	1.04	1.03	1.06	1.17
Ratio of net expenses
to average net assets	1.36[d]	1.05	1.04	1.03	1.05	1.05
Ratio of net investment income
to average net assets	1.54[d]	1.38	2.04	1.50	1.33	1.42
Portfolio Turnover Rate	39.95[c]	133	34	59	43	37
Net Assets, end of period
($ x 1,000)	169	85	1,214	1,371	1,015	860

† Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Large Cap Value Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
Class C Shares	(Unaudited)	December 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	6.51	8.82
Investment Operations:
Investment income—net[b]	.03	.03
Net realized and unrealized
gain (loss) on investments	(.16)	(2.34)
Total from Investment Operations	(.13)	(2.31)
Net asset value, end of period	6.38	6.51
Total Return (%)[c,d]	(2.00)	(26.19)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.64	2.09
Ratio of net expenses to average net assets[e]	2.09	1.98
Ratio of net investment income
to average net assets[e]	.91	1.39
Portfolio Turnover Rate	39.95[d]	133
Net Assets, end of period ($ x 1,000)	7	7

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares†	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	6.53	11.51	11.81	11.19	10.76	10.01
Investment Operations:
Investment income—net[a]	.07	.18	.28	.21	.18	.18
Net realized and unrealized
gain (loss) on investments	(.16)	(3.93)	.56	1.54	.76	.73
Total from Investment Operations	(.09)	(3.75)	.84	1.75	.94	.91
Distributions:
Dividends from
investment income—net	—	(.13)	(.29)	(.21)	(.17)	(.16)
Dividends from net realized
gain on investments	—	(.59)	(.85)	(.92)	(.34)	—
Return of capital	—	(.51)	—	—	—	—
Total Distributions	—	(1.23)	(1.14)	(1.13)	(.51)	(.16)
Net asset value, end of period	6.44	6.53	11.51	11.81	11.19	10.76
Total Return (%)	(1.38)[b]	(35.40)	7.07	15.84	8.74	9.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[c]	.83	.79	.78	.81	.91
Ratio of net expenses
to average net assets	.80[c]	.80	.79	.78	.80	.80
Ratio of net investment income
to average net assets	2.27[c]	1.85	2.31	1.76	1.59	1.73
Portfolio Turnover Rate	39.95[b]	133	34	59	43	37
Net Assets, end of period
($ x 1,000)	117,059	167,151	329,281	361,395	310,927	236,631

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Large Cap Value Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large CapValue Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A and Class C and 100 million shares of $.001 par value Common Stock of Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their ClassT shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as deter mined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements

Various inputs are used in determining the value of the fund’s invest ments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	114,780,138	—	—	114,780,138
Equity Securities—
Foreign	3,136,262	—	—	3,136,262
Mutual Funds	254,000	—	—	254,000
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $4,754,214, long-term capital gains $13,169,908 and return of capital $12,835,438.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009, was approximately $235,900 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .80%.

The Manager has agreed, until May 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares(excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25%.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The reduction in expenses, pursuant to the undertakings, amounted to $15,566 during the period ended June 30, 2009.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% and .25% of the value of their respective average daily net assets. During the period ended June 30, 2009, Class C and Class T shares were charged $25 and $2, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class C and Class T shares were charged $113, $8, and $2, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $1,940 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $218 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $4,450 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $90,707, Rule 12b-1 distribution plan fees $5, shareholder services plan fees $29, custodian fees $8,297, chief compliance officer fees $1,670 and transfer agency per account fees $584.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $52,232,385 and $101,730,754, respectively. Sales of investment securities include securities amounting to $19,314,039 delivered pursuant to a redemption-in-kind.The net realized loss of $9,192,201 on the redemption-in-kind will not be realized for tax purposes.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized depreciation on investments was $33,206,969, consisting of $1,699,160 gross unrealized appreciation and $34,906,129 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)